Client:	XXXX
Batch:	XXXX
Report Pulled:	XXXX
Loan Count:	186

Fields Reviewed	Discrepancy Count	Percentage
Loan Purpose	1	1.00%
Occupancy Type	0	0.00%
Original CLTV	3	3.00%
Original FICO Score	1	1.00%
Original Interest Rate	0	0.00%
Original LTV	1	1.00%
Origination/Note Date	9	9.00%
Originator Back-End DTI	28	28.00%
Property Type	57	57.00%
Subject Street Address	0	0.00%
Total Discrepancies:	100	100.00%